Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: May 12, 2026

Payment Date	5/15/2026
Collection Period Start	4/1/2026
Collection Period End	4/30/2026
Interest Period Start	4/15/2026
Interest Period End	5/14/2026

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$—	$—	$—	—	May-27
Class A-4 Notes	$157,199,939.08	$20,145,337.23	$137,054,601.85	0.856003	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$214,199,939.08	$20,145,337.23	$194,054,601.85

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$232,801,609.25	$211,204,584.96	0.102196
YSOC Amount	$13,853,885.88	$12,402,198.82
Adjusted Pool Balance	$218,947,723.37	$198,802,386.14
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.28980%	ACT/360	$—
Class A-3 Notes	$—	3.66000%	30/360	$—
Class A-4 Notes	$157,199,939.08	3.69000%	30/360	$483,389.81
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$214,199,939.08			$710,439.81

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$232,801,609.25	$211,204,584.96
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$218,947,723.37	$198,802,386.14
Number of Receivables Outstanding	34,919	33,246
Weighted Average Contract Rate	3.61%	3.62%
Weighted Average Remaining Term (months)	18.3	17.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$705,203.03
Principal Collections	$21,412,543.46
Liquidation Proceeds	$245,201.10
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$22,362,947.59
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$22,362,947.59

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$194,001.34	$194,001.34	$—	$—	$22,168,946.25
Interest - Class A-1 Notes	$—	$—	$—	$—	$22,168,946.25
Interest - Class A-2a Notes	$—	$—	$—	$—	$22,168,946.25
Interest - Class A-2b Notes	$—	$—	$—	$—	$22,168,946.25
Interest - Class A-3 Notes	$—	$—	$—	$—	$22,168,946.25
Interest - Class A-4 Notes	$483,389.81	$483,389.81	$—	$—	$21,685,556.44
First Allocation of Principal	$—	$—	$—	$—	$21,685,556.44
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$21,617,948.11
Second Allocation of Principal	$—	$—	$—	$—	$21,617,948.11
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$21,544,006.44
Third Allocation of Principal	$—	$—	$—	$—	$21,544,006.44
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$21,458,506.44
Fourth Allocation of Principal	$15,397,552.94	$15,397,552.94	$—	$—	$6,060,953.50
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,060,953.50
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,313,169.21
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,313,169.21
Remaining Funds to Certificates	$1,313,169.21	$1,313,169.21	$—	$—	$—
Total	$22,362,947.59	$22,362,947.59	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$13,853,885.88
Increase/(Decrease)	$(1,451,687.06)
Ending YSOC Amount	$12,402,198.82

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$218,947,723.37	$198,802,386.14
Note Balance	$214,199,939.08	$194,054,601.85
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.09%	21	$184,480.83
Liquidation Proceeds of Defaulted Receivables[2]	0.12%	283	$245,201.10
Monthly Net Losses (Liquidation Proceeds)			$(60,720.27)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			(0.05)%
Preceding Collection Period			0.23%
Current Collection Period			(0.33)%
Four-Month Average Net Loss Ratio			(0.03)%
Cumulative Net Losses for All Periods			$5,872,341.13
Cumulative Net Loss Ratio			0.28%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.51%	117	$1,074,346.27
60-89 Days Delinquent	0.21%	46	$444,864.01
90-119 Days Delinquent	0.05%	7	$100,677.05
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.77%	170	$1,619,887.33

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		11	$127,018.50
Total Repossessed Inventory		17	$228,028.13

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		53	$545,541.06
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.32%
Second Preceding Collection Period			0.28%
Preceding Collection Period			0.26%
Current Collection Period			0.26%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.38	0.18%	48	0.14%